Savings Plan (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Savings Plan [Abstract]
Defined Contribution Plan, Cost Recognized	$ 172	$ 164	$ 160